Wire Redemption Fee [Member] Investment Risks - Green Century MSCI International Index Fund	Jul. 31, 2025
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. If the Fund holds equity securities in a company that becomes insolvent, the Fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the Fund may lose its entire investment.

Large Cap Companies Risk [Member]
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Large Cap Companies Risk. Large‑cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large‑cap companies in which the Fund invests may perform worse than the stock market as a whole.

Risks of Non U S Investments [Member]
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Risks of Non‑U.S. Investments. Investing in non‑U.S. issuers or in securities of U.S. issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests significantly in one region or country.
These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, armed conflict, sanctions or other government actions against nations, individuals or companies (or their countermeasures), sustained economic downturns, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, weather or climate events, natural disasters, terrorism, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non‑U.S. taxes may decrease the Fund’s return. Non‑U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic.

Market Sector Risk [Member]
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Market Sector Risk. The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus.
•	Financial Sector Risk. Issuers in the financial sector, such as banks, insurance companies and broker- dealers, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity and are generally subject to extensive government regulation.
•	Technology Sector Risk. Securities in the technology sector, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.

Liquidity Risks [Member]
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Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. When the Fund holds these types of investments, the Fund’s portfolio may be more difficult to value, especially during periods of market turmoil or due to adverse changes in the conditions of a particular issuer. Markets may become illiquid when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities or when dealer market-making capacity is otherwise reduced. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. When the Fund holds illiquid investments, the Fund may be harder to value, especially in changing markets. Investments by the Fund in below investment grade securities, foreign securities, and corporate loans tend to involve greater liquidity risk. If the Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs or try to limit losses, the Fund may suffer a substantial loss or may not be able to sell at all. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its desired level of exposure to certain sectors. The liquidity of certain assets, particularly of privately-issued and noninvestment grade mortgage-backed securities, asset-backed securities and collateralized debt obligations, may be difficult to ascertain and may change over time. Transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Further, certain securities, once sold, may not settle for an extended period. The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Valuation Risk [Member]
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Valuation Risk. Nearly all of the Fund’s securities are valued using a fair value methodology. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The ability to value the Fund’s investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment, which may prove to be incorrect.

Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, or accelerate taxable gains or transaction costs, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of the Fund’s Adviser, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Cybersecurity Risk [Member]
Prospectus [Line Items]
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Cybersecurity Risk. Like other funds and business enterprises, the Fund, the Adviser and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information) or proprietary information, cause the Fund, the Adviser and/or their service providers (including, but not limited to, the Subadviser, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund and the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents. New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.
These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.

Environmental Social and Governance Investing Risk [Member]
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Environmental, Social and Governance Investing Risk. The Fund’s environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Forward Foreign Currency Transactions Risk [Member]
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Forward Foreign Currency Transactions Risk. The Fund may, but is not required to, purchase and sell forward foreign currency exchange contracts in non‑U.S. currencies in connection with its investments, including as a means of managing relative currency exposure. The Fund may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.
Using derivatives such as forward foreign currency exchange contracts can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Many over‑the‑counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Use of derivatives or similar instruments may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Derivatives may not be available on terms that make economic sense (for example, they may be too costly). Risks associated with the use of derivatives are magnified to the extent that a large portion of the Fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivative markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear.

Mid Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid‑Cap Companies Risk. The Fund may be invested in mid‑cap companies which involve greater risk than investing in the stocks of larger, more established companies. Mid‑cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of mid‑cap companies may be subject to wider and more erratic price fluctuations. Compared to large‑cap companies, small‑cap and mid‑cap companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Subadviser thinks appropriate, and offer greater potential for gain and loss.

Country Risk [Member]
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Country Risk. The Fund expects to diversify its investments among issuers with significant exposure to various countries throughout the world but it may hold a large number of securities whose issuers have exposure to a single country, including but not limited to Japan, France, Germany, Canada, Switzerland and the United Kingdom (the “U.K.”). Significant exposure to a single country would increase the risk that economic, political, and social conditions in that country will have a significant impact on Fund performance.
•	The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Japan’s economy has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of trading partners. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, significant non‑performing loan portfolios at major financial institutions, substantial government deficits, low domestic consumption and natural and environmental disasters.
•	The French economy, including demand for French exports, may be adversely affected by the U.K.’s withdrawal from the European Union (“EU”). As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks in the past several years.
•	Germany has an industrial and export dependent economy and relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy and other European countries. Changes in the price or demand for German exports may have an adverse impact on Germany’s economy. In addition, heavy regulation of labor, energy and product markets in Germany may have an adverse impact on German issuers. Such regulations may negatively impact economic growth or cause prolonged periods of recession. Ongoing concerns regarding the economic health of the EU have negatively impacted the earnings of German financial services companies.
•	The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. The U.K.’s economy will also be significantly affected by the U.K.’s exit from the EU. The U.K. has officially left the European Union (EU). The U.K. and EU have reached an agreement on the terms of their future trading relationship, which principally relates to the trading of goods rather than services, including financial services. Notwithstanding this agreement, uncertainty remains in the market regarding the ramifications of the U.K.’s withdrawal from the EU. The impact on the U.K. and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements, and in potentially lower growth for companies in the U.K., Europe and globally, which could have an adverse effect on the value of the Fund’s investments.
•	The Canadian economy is heavily dependent on relationships with certain key trading partners, including the U.S. and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.
•	International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners including the United States, Europe and China. Switzerland’s economic growth is generally correlated to slowdowns and growth trends experienced in other countries, including the U.S. and certain Western European countries.

Index Fund Risk [Member]
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Index Fund Risk. The Fund will invest in the stocks composing the World ex USA SRI ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the World ex USA SRI ex Fossil Fuels Index, the Fund may underperform the overall stock market. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with certain regulatory limitations, including diversification requirements under the 1940 Act and the Internal Revenue Code of 1986, as amended.

Non Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑Correlation Risk. The performance of the Fund and of the World ex USA SRI ex Fossil Fuels Index may vary for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the component securities of the Index, or there may be changes in the composition of the Index. Certain regulatory limitations, including diversification requirements under the 1940 Act and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to completely replicate the Index.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.